Share-based Compensation (Details Narrative) $ in Millions	9 Months Ended
Sep. 30, 2024 USD ($)
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
General term (in years)	10 years
Unrecognized expense	$ 0.5
Recognition period	3 years 1 month 28 days
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (in years)	3 years
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (in years)	4 years
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognition period	3 years 4 months 28 days
Unrecognized expense, RSU	$ 7.8
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (in years)	3 years
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (in years)	4 years